CAPITAL COMMITMENTS (Details) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Apr. 20, 2018 USD ($)	Apr. 20, 2018 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)
Purchase obligation, fiscal year maturity:
Contractual obligation | €					€ 0.5
Hilli Conversion to FLNGV
Purchase obligation, fiscal year maturity:
Payable within 12 months to December 31, 2018				$ 146,782
Scenario, Forecast
Purchase obligation, fiscal year maturity:
Contractual obligation | €			€ 15.0
Scenario, Forecast | Gimi Conversion
Purchase obligation, fiscal year maturity:
Contractual obligation		$ 1,200,000
Termination fees	$ 20,000
Scenario, Forecast | Gandria Conversion
Purchase obligation, fiscal year maturity:
Contractual obligation		$ 1,500,000